SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 CNY (¥)
RMB
Cash and restricted cash | ¥					¥ 2,119,758		¥ 1,134,694
USD
Cash and restricted cash			$ 520,959		3,634,318
HKD
Cash and restricted cash	$ 240,357				215,312
JPY
Cash and restricted cash					1,765	¥ 27,547
EUR
Cash and restricted cash				€ 153	1,200
SGD
Cash and restricted cash		$ 176			909
PRC | RMB
Cash and restricted cash | ¥					2,096,453
PRC | USD
Cash and restricted cash			205,827
Hong Kong SAR | RMB
Cash and restricted cash | ¥					¥ 23,305
Hong Kong SAR | USD
Cash and restricted cash			46,973
Hong Kong SAR | HKD
Cash and restricted cash	$ 240,357
Hong Kong SAR | JPY
Cash and restricted cash | ¥						¥ 27,547
Hong Kong SAR | EUR
Cash and restricted cash | €				€ 153
US | USD
Cash and restricted cash			257,227
Singapore | USD
Cash and restricted cash			$ 10,932
Singapore | SGD
Cash and restricted cash		$ 176